Form N-1A Supplement	Oct. 16, 2026
Defiance Daily Target 2X Long ASTS ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus dated May 19, 2026

and Prospectus dated April 22, 2026,

as previously supplemented

Effective immediately, the Fund’s Annual Fund Operating Expenses table and Expense Example section are hereby deleted and corrected with the following, as of May 21, 2026: